LICENSE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
LICENSE AGREEMENT
LICENSE AGREEMENT

2. LICENSE AGREEMENT

Columbia University

In October 2016, the Company entered into a license agreement (the “2016 Columbia Agreement”) with the Trustees of Columbia University (“Columbia University”) to obtain an exclusive royalty-bearing sublicensable license in respect to certain patents. As part of the consideration for entering into the 2016 Columbia Agreement, the Company issued to Columbia University shares equal to 5% of its outstanding common stock on a fully diluted basis at the time of issue. The common stock had a fair value of $0.5 million at the time of issuance. The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the 2016 Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low‑ to mid‑single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid-six figures beginning on the 10th anniversary of the effective date of the 2016 Columbia Agreement. The Company has not granted any sublicenses under the 2016 Columbia Agreement.  However, if the Company sublicenses the rights granted under the 2016 Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such third parties, at percentages between 10% and 20%, depending on the stage of development at the time such revenue is received from such third parties.

In January 2019, the Company entered into a second license agreement with Columbia University (the “2019 Columbia Agreement”). Pursuant to the 2019 Columbia Agreement, Columbia University granted the Company a royalty-bearing, sublicensable license that is exclusive with respect to certain patents, and non-exclusive with respect to certain know-how, in each case to develop, manufacture and commercialize PI3k inhibitor products. The license grant is worldwide. Under the 2019 Columbia Agreement, the Company is obligated to use commercially reasonable efforts to research, discover, develop and market licensed products for commercial sale in the licensed territory, and to comply with certain obligations to meet specified development and funding milestones within defined time periods. Columbia University retains the right to conduct, and grant third parties the right to conduct, non-clinical academic research using the licensed technology; provided that such research is not funded by a commercial entity or for-profit entity or results in rights granted to a commercial or for-profit entity. As consideration for entering into the 2019 Columbia Agreement, the Company made a nominal upfront payment to Columbia University.  The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the 2019 Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low- to mid-single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid-six figures beginning on the tenth anniversary of the effective date of the 2019 Columbia Agreement.

The Company has not granted any sublicenses under the 2019 Columbia Agreement. However, if the Company sublicenses the rights granted under the 2019 Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such third parties, at percentages between  10% and 50%,  depending on the stage of development at the time such revenue is received from such third parties. The 2019 Columbia Agreement will terminate upon the expiration of all the Company’s royalty payment obligations in all countries. The Company may terminate the 2019 Columbia Agreement for convenience upon  90 days’ written notice to Columbia University. At its election, Columbia University may terminate the 2019 Columbia Agreement, or convert the licenses granted to the Company into non-exclusive, non-sublicensable licenses, in the case of (a) the Company’s uncured material breach upon 30 days’ written notice (which shall be extended to 90 days if the Company is diligently attempting to cure such material breach), (b) the Company’s failure to achieve the specified development and funding milestone events, or (c) the Company’s insolvency.

In March 2019, and in connection with the 2016 Columbia Agreement, the Company entered into a research services agreement (the “2019 Columbia Research Agreement” and collectively with the 2016 Columbia Agreement and 2019 Columbia Agreement, the “Columbia Agreements”) with Columbia University with the purpose of analyzing structural and functional changes in brain tissue in an animal model of galactosemia, and the effects of certain compounds whose intellectual property rights were licensed to the Company as part of the 2016 Columbia Agreement on any such structural and functional changes.  The 2019 Columbia Research Agreement has a term of 12 months from its effective date; provided that the Company can terminate the 2019 Columbia Research Agreement without cause with at least 30 days’ prior written notice. The services covered by the 2019 Columbia Research Agreement will be performed by Columbia University in two parts consisting of six months. The decision to proceed with Part 2 of the 2019 Columbia Research Agreement shall be made solely by the Company and will be contingent on the success of the research performed in Part 1. In consideration for the services performed by Columbia University in Part 1, the Company will be required to pay $0.1 million to Columbia University for staffing, supplies and indirect costs. If the Company decides to continue the research defined in Part 2, the Company will be required to pay an additional $0.2 million to Columbia University.

During the three and nine months ended September 30, 2019, the Company recorded $17,000 and $42,000, respectively, in research and development expense and $28,000  and $0.3 million, respectively, in general and administrative expense related to the Columbia Agreements. During the three and nine months ended September 30, 2018, the Company recorded $0.1 million and $0.2 million, respectively, in research and development expense and $43,000 and $98,000, respectively, in general and administrative expense related to the Columbia Agreements. In aggregate, the Company has incurred $1.7 million in expense from the execution of the Columbia Agreements through September 30, 2019.

As of September 30, 2019, the Company had $0.1 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable. As of December 31, 2018, the Company had $0.1 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable.

2. LICENSE AGREEMENT

Columbia University

In October 2016, the Company entered into a license agreement (the “Columbia Agreement”) with The Trustees of Columbia University in the City of New York (“Columbia University”). Pursuant to the Columbia Agreement, Columbia University granted the Company a royalty‑bearing, sublicensable license that is exclusive with respect to certain patents, and non‑exclusive with respect to certain know‑how, in each case to develop, manufacture and commercialize aldose reductase inhibitor products, including AT‑001, AT‑003 and AT‑007. The license grant is worldwide with the exception of a single patent family covering AT‑001 and AT‑003 for which the license grant excludes China, Taiwan, Hong Kong and Macao. Under the Columbia Agreement, the Company is obligated to use commercially reasonable efforts to research, discover, develop and market licensed products for commercial sale in the licensed territory, and to comply with certain obligations to meet specified development and funding milestones within defined time periods. Columbia University retains the right to conduct, and grant third parties the right to conduct, non‑clinical academic research using the licensed technology, provided that such research is not funded by a commercial entity or for‑profit entity or results in rights granted to a commercial or for‑profit entity.

As consideration for entering into the Columbia Agreement, the Company made a nominal upfront payment to Columbia University and, following the occurrence of certain trigger events, issued to Columbia University shares equal to 5% of its outstanding common stock on a fully diluted basis at the time of issue. The common stock had a fair value of $0.5 million, which was recognized as research and development expense for the year ended December 31, 2017. The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low‑ to mid‑single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid six figures beginning on the 10th anniversary of the effective date of the Columbia Agreement. The Company has not granted any sublicenses under the Columbia Agreement. However, if the Company sublicenses the rights granted under the Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such third parties, at percentages between 10% and 20%, depending on the stage of development at the time such revenue is received from such third parties.

The Columbia Agreement will terminate upon the expiration of all the Company’s royalty payment obligations in all countries. The Company may terminate the Columbia Agreement for convenience upon 90 days’ written notice to Columbia University. At its election, Columbia University may terminate the Columbia Agreement, or convert the licenses granted to the Company into non‑exclusive, non‑sublicensable licenses, in the case of (a) the Company’s uncured material breach upon 30 days’ written notice (which shall be extended to 90 days if the Company is diligently attempting to cure such material breach), (b) the Company’s failure to achieve the specified development and funding milestone events, or (c) the Company’s insolvency.

The Company recorded research and development expense related to the Columbia Agreement of $0.6 million and $0.5 million for the years ended December 31, 2017 and 2018, respectively, and $1.4 million from the execution of the Columbia Agreement through December 31, 2018.

Columbia University is a related party as they have been issued shares of the Company’s common stock. As of December 31, 2017, the Company had $0.2 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable. As of December 31, 2018, the Company had $0.1 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable.